Financial assets and liabilities at fair value - Financial assets & liabilities reported at amortized cost in fair value hierarchy (Details) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments
Fair value of financial assets	kr 360,634	kr 358,538
Book value of financial assets	359,484	357,401
Fair value of financial liabilities	330,209	330,196
Book value of financial liabilities	330,222	330,373
Borrowing from credit institutions
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	8,607	3,628
Book value of financial liabilities	8,607	3,628
Debt securities issued
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	316,375	313,931
Book value of financial liabilities	316,388	314,108
Debt securities issued | Level 3
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	3,452	8,271	kr 26,536
Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	307,074	297,061
Book value of financial liabilities	307,087	297,237
Financial liabilities at amortized cost | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	307,074	297,061
Financial liabilities at amortized cost | Borrowing from credit institutions
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	8,607	3,628
Book value of financial liabilities	8,607	3,628
Financial liabilities at amortized cost | Borrowing from credit institutions | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	8,607	3,628
Financial liabilities at amortized cost | Debt securities issued
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	298,467	293,433
Book value of financial liabilities	298,480	293,609
Financial liabilities at amortized cost | Debt securities issued | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	298,467	293,433
Financial assets at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial assets	292,978	299,020
Book value of financial assets	291,828	297,883
Financial assets at amortized cost | Level 1
Disclosure of detailed information about financial instruments
Fair value of financial assets	5,867	4,628
Financial assets at amortized cost | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	287,111	294,392
Cash and cash equivalents
Disclosure of detailed information about financial instruments
Fair value of financial assets	5,219	3,482
Book value of financial assets	5,219	3,482
Cash and cash equivalents | Financial assets at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial assets	5,219	3,482
Book value of financial assets	5,219	3,482
Cash and cash equivalents | Financial assets at amortized cost | Level 1
Disclosure of detailed information about financial instruments
Fair value of financial assets	5,219	3,482
Loans in the form of interest-bearing securities
Disclosure of detailed information about financial instruments
Fair value of financial assets	49,951	52,519
Book value of financial assets	48,726	51,227
Loans in the form of interest-bearing securities | Financial assets at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial assets	49,951	52,519
Book value of financial assets	48,726	51,227
Loans in the form of interest-bearing securities | Financial assets at amortized cost | Level 1
Disclosure of detailed information about financial instruments
Fair value of financial assets	648	1,146
Loans in the form of interest-bearing securities | Financial assets at amortized cost | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	49,303	51,373
Loans to credit institutions
Disclosure of detailed information about financial instruments
Fair value of financial assets	13,863	19,260
Book value of financial assets	13,529	19,009
Loans to credit institutions | Financial assets at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial assets	13,863	19,260
Book value of financial assets	13,529	19,009
Loans to credit institutions | Financial assets at amortized cost | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	13,863	19,260
Loans to the public
Disclosure of detailed information about financial instruments
Fair value of financial assets	223,945	223,759
Book value of financial assets	224,354	224,165
Loans to the public | Financial assets at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial assets	223,945	223,759
Book value of financial assets	224,354	224,165
Loans to the public | Financial assets at amortized cost | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	kr 223,945	kr 223,759